2022 Equity Incentive Plan (Details) - Schedule of Stock Option Vesting	12 Months Ended
Dec. 31, 2023
Schedule of Stock Option Vesting [Line Items]
Number of Options	50,000
of Options Vested
Alberto Libanori [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-24
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Alberto Libanori [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-25
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Alberto Libanori [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-26
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Christopher Gardner [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-24
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Christopher Gardner [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-25
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Christopher Gardner [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-26
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Goran Pandev [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-24
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Goran Pandev [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-25
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Goran Pandev [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-26
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Pietro Bersani [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-24
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Pietro Bersani [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-25
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested
Pietro Bersani [Member]
Schedule of Stock Option Vesting [Line Items]
Grant Date	2-Feb-23
Vesting Date	26-Jan-26
Maturity Date	1-Feb-30
Number of Options	16,667
of Options Vested